Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan commitments and financial guarantee contracts
Limit management and final repayments	£ 0	£ 0	£ 0
Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	10,046	7,507
Net transfers between stages	0	0
Business activity in the year	7,975	2,848
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,361)	(39)
Limit management and final repayments	(278)	(270)
Closing/Ending balance	12,382	10,046	7,507
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	132,247	133,894
Net transfers between stages	0	0
Business activity in the year	5,374	14,843
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,263	(3,197)
Limit management and final repayments	(13,167)	(13,293)
Closing/Ending balance	126,717	132,247	133,894
Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	198,967	191,398
Net transfers between stages	0	0
Business activity in the year	48,399	56,480
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13,524	935
Limit management and final repayments	(54,829)	(49,846)
Closing/Ending balance	206,061	198,967	191,398
ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	120	126
Net transfers between stages	0	0
Business activity in the year	6	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	265	(3)
Limit management and final repayments	8	12
Closing/Ending balance	383	120	126
ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	202	145
Net transfers between stages	0	0
Business activity in the year	136	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	365	76
Limit management and final repayments	22	63
Closing/Ending balance	681	202	145
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	9,542	6,948
Net transfers between stages	(82)	(39)
Business activity in the year	7,975	2,848
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,332)	1
Limit management and final repayments	(242)	(216)
Closing/Ending balance	11,861	9,542	6,948
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	125,759	124,611
Net transfers between stages	(5,477)	117
Business activity in the year	5,214	14,619
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,298	(1,151)
Limit management and final repayments	(12,423)	(12,437)
Closing/Ending balance	114,371	125,759	124,611
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	185,839	178,430
Net transfers between stages	(28,325)	(875)
Business activity in the year	42,917	53,685
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13,637	(487)
Limit management and final repayments	(50,361)	(44,914)
Closing/Ending balance	163,707	185,839	178,430
Stage 1 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Stage 1 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	35	41
Net transfers between stages	43	44
Business activity in the year	2	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(22)	(48)
Limit management and final repayments	3	4
Closing/Ending balance	55	35	41
Stage 1 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	62	58
Net transfers between stages	67	7
Business activity in the year	32	22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	47	(1)
Limit management and final repayments	7	24
Closing/Ending balance	201	62	58
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	500	546
Net transfers between stages	78	47
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(27)	(40)
Limit management and final repayments	(35)	(53)
Closing/Ending balance	516	500	546
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	6,238	9,016
Net transfers between stages	4,725	(1,082)
Business activity in the year	158	218
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,636	(1,172)
Limit management and final repayments	(640)	(742)
Closing/Ending balance	12,117	6,238	9,016
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	12,447	12,564
Net transfers between stages	27,319	580
Business activity in the year	4,708	2,779
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(44)	1,190
Limit management and final repayments	(4,172)	(4,666)
Closing/Ending balance	40,258	12,447	12,564
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	71	65
Net transfers between stages	(40)	(43)
Business activity in the year	3	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	272	54
Limit management and final repayments	1	6
Closing/Ending balance	305	71	65
Lifetime expected credit losses [member] | Stage 2 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	99	85
Net transfers between stages	(72)	(8)
Business activity in the year	102	22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	338	36
Limit management and final repayments	14	36
Closing/Ending balance	453	99	85
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4	13
Net transfers between stages	4	(8)
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)	0
Limit management and final repayments	(1)	(1)
Closing/Ending balance	5	4	13
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	250	267
Net transfers between stages	752	965
Business activity in the year	2	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(671)	(874)
Limit management and final repayments	(104)	(114)
Closing/Ending balance	229	250	267
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	681	404
Net transfers between stages	1,006	295
Business activity in the year	774	16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(69)	232
Limit management and final repayments	(296)	(266)
Closing/Ending balance	2,096	681	404
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	14	20
Net transfers between stages	(3)	(1)
Business activity in the year	1	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	15	(9)
Limit management and final repayments	4	2
Closing/Ending balance	23	14	20
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	41	2
Net transfers between stages	5	1
Business activity in the year	2	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(20)	41
Limit management and final repayments	1	3
Closing/Ending balance	£ 27	£ 41	£ 2